Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule of revenues and other income
The following table summarizes the Company’s revenues and other income per category for the years ended December 31, 2022, 2021, and 2020.

	For the year ended December 31,
(in thousands of euros)	2022	2021	2020
Services	—	5	50
Other sales	—	5	—
Total revenues	—	10	50
Research tax credit	4,091	2,490	1,927
Subsidies	135	126	526
Other	550	21	10
Total other income	4,776	2,637	2,462
Total revenues and other income	4,776	2,647	2,512